Inventories - Schedule of inventories (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Raw material, consumables	$ 476	$ 438
Work in progress	190	199
Finished products	1,725	1,631
Total inventories	$ 2,391	$ 2,268